Related Party Transactions (Tables)	12 Months Ended
Jun. 30, 2018
Disclosure of transactions between related parties [abstract]
Disclosure of detailed related party transaction [Text Block]
(1) The Company had the following related party transactions during the years presented:

	2018	2017	2016
	(US$’000)	(US$’000)	(US$’000)

Purchase of retail goods, sale of seed under production contracts and livestock transactions
Key management personnel - PGW	2,809	4,280	3,762
Related parties	13,867	19,299	22,742

Sales to related parties	14,387	20,356	19,676

Proceeds of loan from shareholder	-	4,148	4,201
Repayment of loan from shareholder	-	4,201	2,446
Finance cost to shareholder (note (i))	1,038	471	114
Repayment of finance cost to shareholder	348	-	-
Proceeds of loan from related party (note (ii))	-	10,000	-
Proceeds from repayment of loan by related party	2,450	-	-
Payment of loan interest to related party (note (ii))	1,050	785	-
Interest on loan from related party (note (ii))	1,050	961	-

Disclosure of detailed related party balances [Text Block]
(2) The Company had the following related party balances at the end of the following periods:

	June 30, 2018	June 30, 2017
	(US$’000)	(US$’000)

Amounts due from related parties:
Accounts receivable from equity accounted investee	17,484	13,837
Amounts due to related parties:
Shareholder (note (i))	4,838	4,148
Softpower International Limited (note (ii))	10,177	10,175
Other related parties	3,666	3,933
	18,681	18,256

Notes:

(i)	Loan from shareholder is unsecured loan from Brothers Capital Limited and bears interest at 12% per annum and matures in April 2019.
(ii)	Loan from the related party is guaranteed by a subsidiary and bears interest rates at 10.5 % per annum and matures in July 2019 .